Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,697
Accumulated Amortization	57,511	52,878
Total identified intangibles, Net	3,186	7,819
Amortization expense	4,633	4,651	5,293
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2014	2,389
2015	452
2016	295
2017	25
2018	25
Total	3,186
Changes in carrying amount of goodwill	0	0
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	56,298	51,974
Total identified intangibles, Net	2,377	6,701
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	2,022
Accumulated Amortization	1,213	904
Total identified intangibles, Net	$ 809	$ 1,118